Provisions - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 38.6	€ 51.8
Provision used, other provisions	13.2
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 6.9	12.9
Estimated completion of activities	15 months
Provision used, other provisions	€ 7.0
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	1.5	€ 6.6
Provision used, other provisions	€ 5.8